Inventories (Tables)	12 Months Ended
Mar. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventories, Net of Allowances	Inventories, net of allowances, by major categories are summarized as follows:
	March 31,
	2019	2020

Raw materials	$7,020	$4,668
Work-in-progress	3,884	2,386
Finished goods	2,126	1,524
	$13,030	$8,578

Schedule of Obsolescence Allowance for Inventory

Obsolescence allowance for inventory is as follows:

	Year ended March 31,
	2018	2019	2020

Balance at beginning of the year	$3,570	$3,634	$3,890
Additional charges, net	296	256	426
Written off	(232)	-	-
Balance at the end of the year	$3,634	$3,890	$4,316